Exhibit 99.07

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2020-J2
Start - End Dates:	12/2019 – 11/2020
Deal Loan Count:	162

Waived Conditions Summary
Review Scope	Category	Code	Description	Count
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	3
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4320	TRID - CD: The stated Closing Costs Financed (Paid from Your Loan Amount) amount in the CD Calculating Cash to Close section (Alt Version) does not equate to the amount based on the Reg's formula.	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	1
Compliance	Right of Rescission	CMPROR117	ROR - Expiration date on form prior to end of rescission period	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	3
Compliance	State Consumer Protection	CMPSTCP2129	MD Counseling Notice not in file	2
Compliance	Borrower's Interest	CMPBI1616	MA Borrower Interest; Worksheet not properly dated	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	2
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	5
Total				21

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